Product Sales year on year analysis - H1 2020	6 Months Ended
Jun. 30, 2020
Product Sales year on year analysis - H1 2020
Product Sales year on year analysis - H1 2020

7  Product Sales year-on-year analysis – H1 2020[81]

	World			Emerging Markets			US		Europe			Established ROW
	H1 2020	Actual	CER	H1 2020	Actual	CER	H1 2020	Actual	H1 2020	Actual	CER	H1 2020	Actual	CER
	$m	%	%	$m	%	%	$m	%	$m	%	%	$m	%	%
Oncology
Tagrisso	2,016	43	45	595	81	89	725	30	325	53	58	371	18	18
Imfinzi	954	51	52	63	n/m	n/m	574	21	167	n/m	n/m	150	70	71
Lynparza	816	57	60	120	n/m	n/m	406	55	198	51	56	92	35	34
Calquence	195	n/m	n/m	2	n/m	n/m	193	n/m	-	-	-	-	-	-
Koselugo	7	n/m	n/m	-	-	-	7	n/m	-	-	-	-	-	-
Zoladex*	442	13	18	288	22	29	5	40	68	5	8	81	(7)	(6)
Faslodex*	312	(40)	(38)	100	4	10	34	(87)	116	6	9	62	(4)	(4)
Iressa*	147	(42)	(40)	120	(27)	(24)	7	(3)	9	(81)	(81)	11	(67)	(66)
Arimidex*	107	(3)	-	90	26	30	-	-	1	(90)	(90)	16	(32)	(32)
Casodex*	89	(15)	(13)	69	8	11	-	-	1	(84)	(84)	19	(43)	(42)
Others	26	(50)	(47)	14	(23)	(14)	-	-	3	(15)	(16)	9	(64)	(69)
Total Oncology	5,111	26	28	1,461	39	46	1,951	20	888	37	41	811	10	9
BioPharmaceuticals: CVRM
Farxiga	848	17	21	306	49	59	237	(12)	223	25	29	82	14	15
Brilinta	845	15	17	291	34	40	351	9	173	2	5	30	7	10
Onglyza	256	(5)	(3)	100	15	21	105	(12)	29	(21)	(18)	22	(15)	(13)
Bydureon	216	(24)	(23)	2	(74)	(72)	185	(21)	24	(29)	(26)	5	(37)	(34)
Byetta	35	(36)	(35)	5	13	21	19	(47)	7	(29)	(26)	4	(21)	(20)
Other diabeties	23	3	6	3	n/m	n/m	13	(21)	6	44	50	1	(60)	(25)
Lokelma	28	n/m	n/m	1	n/m	n/m	22	n/m	2	n/m	n/m	3	n/m	n/m
Crestor*	582	(10)	(8)	369	(9)	(6)	45	(17)	64	(15)	(13)	104	(5)	(5)
Seloken/Toprol-XL*	395	-	6	376	8	14	6	(78)	8	(39)	(39)	5	-	5
Atacand*	126	19	25	94	23	31	5	(15)	15	(2)	(2)	12	37	43
Others	106	(20)	(18)	65	(30)	(28)	-	-	35	15	18	6	(36)	(39)
BioPharmaceuticals: total CVRM	3,460	3	6	1,612	11	17	988	(9)	586	3	6	274	-	2
BioPharmaceuticals: Respiratory & Immunology
Symbicort	1,442	23	26	290	10	16	558	46	356	1	4	238	39	42
Pulmicort	477	(33)	(32)	371	(36)	(34)	36	(36)	40	(8)	(4)	30	(26)	(25)
Fasenra	426	44	45	7	n/m	n/m	272	31	88	96	n/m	59	41	41
Daliresp/Daxas	106	1	2	2	(13)	(7)	90	1	13	7	11	1	(3)	(36)
Bevespi	22	10	10	-	-	-	21	5	1	n/m	n/m	-	-	-
Breztri	11	n/m	n/m	9	n/m	n/m	-	-	-	-	-	2	n/m	n/m
Others	184	(20)	(18)	80	(29)	(27)	7	n/m	89	(16)	(14)	8	(14)	4
BioPharmaceuticals: total Respiratory & Immunology	2,668	5	7	759	(21)	(18)	984	30	587	5	8	338	29	31
Other medicines
Nexium	714	(5)	(3)	371	-	5	80	(32)	36	14	18	227	(4)	(4)
Synagis	176	18	18	5	n/m	n/m	21	(40)	150	32	32	-	-	-
Losec/Prilosec	99	(32)	(30)	81	(15)	(12)	3	(44)	10	(68)	(68)	5	(62)	(62)
Seroquel XR / IR	63	(9)	(8)	27	11	15	14	n/m	15	(69)	(69)	7	(36)	(37)
Others	68	(32)	(31)	3	(64)	(73)	33	(44)	28	5	5	4	(34)	(22)
Total other medicines	1,120	(8)	(6)	487	(2)	1	151	(26)	239	(4)	(4)	243	(9)	(9)

Total Product Sales	12,359	11	13	4,319	9	14	4,074	11	2,300	13	17	1,666	8	9

[81] The table provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-or-year growth. Due to rounding, the sum of a number of dollar values and percentages may not agree to totals. *Denotes a legacy medicine.